UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Night Owl Capital Management, LLC
Address:		55 Old Field Point Road
			Greenwich, CT  06830

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-302-3870

Signature,      Place,                  and Date of Signing:

John Kim   Greenwich, Connecticut   November 14, 2012

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		33

Form 13F Information Table Value Total:		$119069
                              (x 1000)

List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC		       COM		009363102     5580    68927 SH	     Sole				       68927
AON PLC 		       COM		G0408V102     9979   188641 SH	     Sole				      188641
APPLE COMPUTER  	       COM	        037833100     4581     7147 SH	     Sole				        7147
AUTOZONE                       COM              053332102     8265    21903 SH       Sole                                      21903
BAIDU ADR REP ONE CL A 	       COM              056752108     3621    33488 SH       Sole                                      33488
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1996	 15 SH	     Sole				          15
BERKSHIRE HATHAWAY INC CL B    COM	        084670207      367     4137 SH	     Sole				        4137
CH ROBINSON WORLDWIDE INC      COM	        12541W209      323     5475 SH	     Sole				        5475
COPART INC 		       COM	        217204106      531    19760 SH	     Sole				       19760
DOLLAR GENERAL		       COM		256677105     5716   113268 SH       Sole				      113268
DUNKIN BRANDS		       COM		265504100     5790   189210 SH       Sole				      189210
ECOLAB INC       	       COM              278865100     8383   131747 SH       Sole                                     131747
FASTENAL CO.  		       COM	        311900104     1137    26856 SH	     Sole				       26856
GOOGLE			       COM	        38259P508     7632    10250 SH	     Sole			               10250
JOHNSON & JOHNSON	       COM	        478160104     1739    25497 SH	     Sole				       25497
KRAFT FOODS GROUP INC	       COM		50076Q106      293     6324 SH       Sole				        6324
LKQ CORPORATION		       COM	        501889208      898    46640 SH	     Sole				       46640
MASTERCARD		       COM		57636Q104     4120     8916 SH       Sole				        8916
MCDONALDS CORPORATIONS 	       COM	        580135101     4212    45581 SH	     Sole				       45581
MICROSOFT CORP 		       COM	        594918104      382    13170 SH	     Sole				       13170
MONDOLEZ INTERNATIONAL INC     COM		609207105      518    19000 SH	     Sole				       19000
NEWS CORP - CL A	       COM		65248E104     8654   355554 SH       Sole	 			      355554
ORACLE CORP  	               COM	        68389x105     2267    74138 SH	     Sole				       74138
PFIZER  	               COM	        717081103      232     9224 SH	     Sole				        9224
PHILIP MORRIS INTERNATIONAL    COM		718172109      207     2280 SH       Sole					2280
PRICELINE.COM INC.	       COM              741503403     8529    14158 SH       Sole				       14158
PROCTER & GAMBLE	       COM		742718109      203     2980 SH	     Sole					2980
ROBERT HALF, INC. 	       COM	        770323103      213     8400 SH	     Sole				        8400
SALLY BEAUTY HOLDINGS	       COM		79546E104     3103   121505 SH	     Sole				      121505
 SEI INVESTMENTS CO  	       COM	        784117103      402    18960 SH	     Sole				       18960
SENSATA TECHNOLOGIES HOLDING   COM              N7902X106     3539   126131 SH       Sole                                     126131
THERMO FISHER SCIENTIFIC       COM	        883556102     3739    64012 SH	     Sole				       64012
VISA INC.		       COM		92826C839    11918    86724 SH       Sole				       86724



